Net Income Per Share - Summary of Earnings (Loss) Income per Share Basic and Diluted Basis (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic (in shares)	400,109,698	312,765,516
Net income	$ 339,287	$ 28,884
Basic EPS (in dollars per share)	$ 0.85	$ 0.09
Dilutive RSUs and pRSUs (in shares)	5,312,606	3,295,575
Dilutive convertible notes (in shares)	67,925,780	0
Dilutive convertible notes	$ 18,194
Dilutive stock options (in shares)	198,626	241,773
Diluted EPS (in shares)	473,546,710	316,302,864
Diluted EPS	$ 357,481	$ 28,884
Diluted (in dollars per share)	$ 0.75	$ 0.09